Description of Business (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 05, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Jun. 30, 2020	Jul. 23, 2021
Description of Business (Details) [Line Items]
Loss from Operations		$ 20,600,000	$ 3,500,000
Cash in operations		3,600,000	1,400,000
Working capital		15,100,000
Cash		9,700,000				$ 13,900,000
Conversion of Stock, Amount Converted		$ 18,620	7,803,475	$ 4,798,271		18,038,944
Amount payable percentage		10.00%
Debt Instrument, Covenant Compliance		We also assume that we will be able to pay our convertible debt in common stock rather than cash, however if at any point our stock price is below $2.00(which it is as of the date hereof), the debt holders may request the payments in cash rather than stock.
Loss from operations		$ (20,636,648)	(3,506,003)	(15,739,677)		(33,355,319)	(17,271,851)
Cash used in operation		(3,585,394)	$ (1,373,818)	(8,705,738)		(8,167,904)	$ (14,347,652)
Working capital deficit						10,900,000
Common stock value issued								$ 25,000,000
Gross proceeds						$ 1,900,000
Issuance of common stock, shares (in Shares)						556,388
Aggregate principal amount	$ 20,000,000
Aggregate original issue discount rate	10.00%
Proceeds from the senior convertible notes	$ 3,300,000
ConversionPricepershare (in Dollars per share)	$ 4.05
Maturity date, description	The Senior Convertible Notes mature on October 5, 2024 and are to be repaid in monthly installments beginning on January 1, 2022. The Senior Convertible Notes can be repaid in common shares or cash.
Senior Debt Obligations [Member]
Description of Business (Details) [Line Items]
Conversion of Stock, Amount Converted		$ 5,000,000				$ 5,000,000
Proceeds from the senior convertible notes	$ 14,600,000
Operating Expense [Member]
Description of Business (Details) [Line Items]
Loss from operations				15,700,000	$ 17,300,000	33,400,000
Cash used in operation				$ 8,700,000	$ 14,300,000	$ 8,200,000